Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 1,268	$ 4,031
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	452	452
Financial assets measured at FVTPL [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	591	3,412
Other securities	149	68
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 76	$ 99